Description of Organization and Business Operations - Sponsor and Financing (Details) - Seven GC Co Holdings INC [Member] - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Dec. 28, 2020	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	23,000,000
Generating gross proceeds	$ 230.0
Offering costs	$ 13.2
Per unit price (in Dollars per share)	$ 10
Deferred underwriting commissions	$ 8.1
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	3,000,000
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		7,350,000	7,350,000
Generating gross proceeds		$ 7.4	$ 7.4
Per unit price (in Dollars per share)			$ 1	$ 1